Cover	Mar. 16, 2022
Cover [Abstract]
Entity Registrant Name	POWER AMERICAS RESOURCE GROUP LTD.
Entity Central Index Key	0001495648
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 16, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-54452
Entity Tax Identification Number	80-0778461
Entity Address Address Line 1	265 SUNRISE HIGHWAY
Entity Address Address Line 2	SUITE 276
Entity Address City Or Town	ROCKVILLE CENTRE
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11570
City Area Code	917
Local Phone Number	403-1430
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false